                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     5.6

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07870

                     Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Real Estate Shares

 Schedule of Investments 9/28/2012

 Shares

 Value

 COMMON STOCKS - 96.6%

 Consumer Services - 1.4%

 Hotels, Resorts & Cruise Lines - 1.4%

 32,600

 Starwood Hotels & Resorts Worldwide, Inc.

 $

 1,889,496

 Total Consumer Services

 $

 1,889,496

 Real Estate - 95.2%

 Diversified REIT's - 8.4%

 53,600

 American Assets Trust, Inc.

 $

 1,435,944

 76,200

 Liberty Property Trust

 2,761,488

 106,500

 Retail Opportunity Investments Corp.

 1,370,655

 19,500

 Select Income Real Estate Investment Trust (144A)

 480,090

 62,400

 Vornado Realty Trust

 5,057,520

 $

 11,105,697

 Industrial REIT's - 5.8%

 114,800

 First Potomac Realty Trust

 $

 1,478,624

 178,900

 Prologis, Inc.

 6,266,867

 $

 7,745,491

 Office REIT's - 13.8%

 33,400

 Alexandria Real Estate Equities, Inc.

 $

 2,455,568

 114,500

 BioMed Realty Trust, Inc.

 2,143,440

 58,000

 Boston Properties, Inc.

 6,415,380

 11,600

 Coresite Realty Corp.

 312,504

 84,000

 DuPont Fabros Technology, Inc.

 2,121,000

 86,700

 Kilroy Realty Corp.

 3,882,426

 54,200

 Piedmont Office Realty Trust, Inc. (144A)

 939,828

 $

 18,270,146

 Residential REIT's - 16.1%

 40,000

 American Campus Communities, Inc.

 $

 1,755,200

 41,900

 AvalonBay Communities, Inc.

 5,697,981

 49,000

 Camden Property Trust

 3,160,010

 31,000

 Equity Lifestyle Properties, Inc.

 2,111,720

 133,000

 Equity Residential

 7,651,490

 6,500

 Essex Property Trust, Inc.

 963,560

 $

 21,339,961

 Retail REIT's - 23.1%

 176,000

 DDR Corp.

 $

 2,703,360

 32,800

 Federal Realty Investment Trust

 3,453,840

 89,000

 Kite Realty Group Trust

 453,900

 43,000

 National Retail Properties, Inc.

 1,311,500

 66,200

 Ramco-Gershenson Properties Trust

 829,486

 58,100

 Regency Centers Corp.

 2,831,213

 76,900

 Retail Properties of America, Inc. (144A)

 870,508

 81,000

 Simon Property Group, Inc.

 12,296,610

 102,500

 The Macerich Co.

 5,866,075

 $

 30,616,492

 Specialized REIT's - 26.1%

 84,500

 CubeSmart

 $

 1,087,515

 59,300

 Entertainment Properties Trust (144A)

 2,634,699

 76,300

 Extra Space Storage, Inc.

 2,536,975

 122,000

 HCP, Inc.

 5,426,560

 19,200

 Health Care Real Estate Investment Trust, Inc.

 1,108,800

 265,700

 Host Hotels & Resorts, Inc.

 4,264,485

 110,400

 Omega Healthcare Investors, Inc.

 2,509,392

 22,500

 Pebblebrook Hotel Trust

 526,275

 49,900

 Public Storage

 6,944,583

 75,300

 RLJ Lodging Trust (144A)

 1,423,923

 99,000

 Ventas, Inc.

 6,162,750

 $

 34,625,957

 Real Estate Operating Companies - 1.9%

 67,400

 Brookfield Office Properties, Inc.

 $

 1,116,144

 93,800

 Forest City Enterprises, Inc. *

 1,486,730

 $

 2,602,874

 Total Real Estate

 $

 126,306,618

 TOTAL COMMON STOCKS

 (Cost $64,003,763)

 $

 128,196,114

 TOTAL INVESTMENT IN SECURITIES - 96.6%

 (Cost $64,003,763) (a)

 $

 128,196,114

 OTHER ASSETS & LIABILITIES - 3.4%

 $

 4,448,724

 TOTAL NET ASSETS - 100.0%

 $

 132,644,838

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 28, 2012, the value of these securities amounted to $6,349,048 or 4.8% of total net assets.

 (a)

 At September 28, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $67,687,300 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 64,381,815

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (3,873,001)

 Net unrealized gain

 $

 60,508,814

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of September 28, 2012, in valuing the Portfolio's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
128,196,114

$
-

$
-

$
128,196,114

 Total

$
128,196,114

$
-

$
-

$
128,196,114

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Real Estate Shares By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date November 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date November 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date November 29, 2012 * Print the name and title of each signing officer under his or her signature.